U.S. Global Investors Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
October 13, 2020
EDGAR FILING
U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re: U.S. Global Investors Funds (the “Trust” or “Registrant”)
File Nos. 002-35439/811-01800
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 29, 2020 to the Investor Class Shares Prospectus dated May 1, 2020, as supplemented July 1, 2020, for the Global Luxury Goods Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 29, 2020 (Accession Number: 0001435109-20-000357)
If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.
Sincerely,
/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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